Document and Entity Information	Dec. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2023
Entity File Number	001-33492
Entity Registrant Name	CVR ENERGY INC
Entity Central Index Key	0001376139
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1512186
Entity Address, Address Line One	2277 Plaza Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77479
City Area Code	281
Local Phone Number	207-3200
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CVI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false